Long-Term Debt (Narrative) (Details)	12 Months Ended			0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 18, 2011 2019 Notes [Member] USD ($)	Oct. 02, 2009 2019 Notes [Member] USD ($)	Dec. 31, 2012 2019 Notes [Member] USD ($)	Dec. 31, 2011 2019 Notes [Member] USD ($)	Dec. 31, 2010 2019 Notes [Member] USD ($)	Oct. 31, 2009 2019 Notes [Member]	Apr. 24, 2012 2016 Notes [Member] USD ($)	Dec. 31, 2012 2016 Notes [Member] USD ($)	Dec. 31, 2011 2016 Notes [Member] USD ($)	Apr. 24, 2012 2016 Notes [Member] BRL	Jul. 13, 2011 2016 Notes [Member] BRL
Debt Instrument [Line Items]
Notes Payable						$ 306,798,000	$ 306,532,000				$ 331,859,000	$ 214,248,000		400,000,000
Percentage of long term debt purchase price									99.136%				102.529%
Long-term debt mature date	Oct. 01, 2019										Jul. 13, 2016
Long-term debt, fixed interest rate					7.50%									10.25%
Financing cost of issuance debt					8,928,000					3,699,000
Percentage of redeemed long term debt				31.42%
Outstanding principal amount of redeemed debt				141,400,000
Percentage of redemption price over book value				107.50%
Loss incurred from notes redemption				13,933,000			10,605,000
Accelerated amortization of deferred financing costs	1,314,000	3,316,000	979,000	2,319,000		610,000	3,067,000	979,000			704,000	250,000
Accelerated accretion of discount				1,009,000		266,000	1,335,000	387,000
Interest expense related to long-term debt						23,145,000	28,948,000	33,750,000			30,051,000	11,119,000
Other long-term borrowings	3,824,000	2,971,000
Principal amount of debt													275,000,000